INTANGIBLE ASSETS - Schedule of Capital Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of capital commitments [line items]
Contractual commitments for acquisition of intangible assets	$ 5	$ 7
Less than 1 year
Disclosure of capital commitments [line items]
Contractual commitments for acquisition of intangible assets	$ 5	$ 7